Stockholders’ Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			18 Months Ended
	May 03, 2021	Apr. 06, 2021	Apr. 05, 2021	Apr. 01, 2021	Apr. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2023	Aug. 28, 2018	Jan. 27, 2014	Jan. 17, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in usd per share)	$ 0.01	$ 0.01				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Price per share (in dollars per share)	$ 23.00
Common stock, shares authorized (in share)		1,000,000,000				1,000,000,000			1,000,000,000		150,000,000	150,000,000
Number of instruments granted		1,183,871
Number of options granted									3,730,717		830,194	3,202,435	14,202,635
Unrecognized share-based compensation expense		$ 62,300				$ 119,100			$ 119,100
Period for recognition		4 years							1 year
Common stock, shares issued (in usd per share)						106,234,792			106,234,792		95,985,817	95,931,549
Share based payment expense						$ 25,800		$ 121	$ 228,461	$ 363
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in share)		10,278,581
Award percentage increase		5.00%
Options grant price percent of fair market value of company stock price (at least)		100.00%
Award percentage of total common stock issued and outstanding (up to)		10.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					10,278,581
Award percentage of total common stock issued and outstanding (up to)					1.00%
Common stock, shares issued (in usd per share)					1,027,858
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, percent				100.00%
At IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, percent				60.00%
12months after IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, percent				20.00%
Accelerated vesting, period				12 months
18 months after IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, percent				20.00%
Accelerated vesting, period				18 months
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized															18,985,846	4,229,850	4,229,850
Period of acceleration				1 year
Accelerated cost							$ 195,100
Share based payment expense											$ 500	$ 200	$ 1,900
Options | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated cost														$ 89,900
Options | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of acceleration				4 months
Options | 12months after IPO | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated cost				$ 118,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of instruments granted									1,199,315
Restricted Stock Units (RSUs) | 2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		3,683,217
Affiliate Of Anthem Inc (Investor) | Affiliated Entity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percent	3.90%
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction	4,000,000
Consideration received on transaction	$ 92,000		$ 92,000